Accounting Policies	3 Months Ended
Jun. 30, 2011
Accounting Policies
Basis of Presentation and Significant Accounting Policies [Text Block]

NOTE 1 – NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

Genmed Holding Corp. (“GENM” or the “Company”) through its wholly owned Dutch subsidiary Genmed B.V. is focusing on the delivery of low cost generic medicines directly to distribution chains throughout Europe.  Generic medicines, which become available when the originator medicines patents has expired, are, due to continuing governmental pressure and new insurance policies, increasingly used as equally effective alternatives to higher-priced originator pharmaceuticals by general practitioners, specialists and hospitals.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles generally accepted for interim financial statement presentation and in accordance with the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statement presentation.  In the opinion of management, the financial statements contain all adjustments (consisting of normal recurring accruals) necessary to present fairly the financial position, results of operations and cash flows.  The results of operations for the six months ended June 30, 2011 are not necessarily indicative of the results that may be expected for the year ending December 31, 2011.  For further information, refer to the financial statements and footnotes thereto included in the Genmed Holding Corp. and Subsidiaries annual report on Form 10-K/A for the year ended December 31, 2010.

Going Concern Note

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred a net loss of $1,908,891 for the six months ended June 30, 2011 and has an accumulated deficit of $71,904,644 at June 30, 2011. Management's plans include the raising of capital through the equity markets to fund future operations and the generating of revenue through its business. Failure to raise adequate capital and generate adequate sales revenues could result in the Company having to curtail or cease operations.  Additionally, even if the Company does raise sufficient capital to support its operating expenses and generate adequate revenues, there can be no assurance that the revenue will be sufficient to enable it to develop business to a level where it will generate profits and cash flows from operations.  These matters raise substantial doubt about the Company's ability to continue as a going concern.    The accompanying consolidated  financial statements do not include any adjustments that might result from the outcome of this uncertainty.